Debt Obligations Debt Obligations (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	4.50%
ETE 7.5% Senior Notes due 2020 [Member] | Parent Company [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt instrument, maturity date	Oct. 15, 2020
5.875% Senior Notes due January 15, 2024 [Member] | Parent Company [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.875%
Debt instrument, maturity date	Jan. 15, 2024
ETE Senior Secured Term Loan due March 26, 2017 [Member] | Parent Company [Member]
Debt instrument, maturity date	Mar. 26, 2017
ETE Senior Secured Term Loan due December 2, 2018 [Member] | Parent Company [Member]
Debt instrument, maturity date	Dec. 02, 2018
ETE Senior Secured Term Loan due December 2, 2019 [Member] | Parent Company [Member]
Debt instrument, maturity date	Dec. 02, 2019
6.0% Senior Notes, due July 1, 2013 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt instrument, maturity date	Jul. 01, 2013
8.5% Senior Notes, due April 15, 2014 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.50%
Debt instrument, maturity date	Apr. 15, 2014
5.95% Senior Notes, due February 1, 2015 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.95%
Debt instrument, maturity date	Feb. 01, 2015
6.125% Senior Notes, due February 15, 2017 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt instrument, maturity date	Feb. 15, 2017
6.7% Senior Notes, due July 1, 2018 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.70%
Debt instrument, maturity date	Jul. 01, 2018
9.7% Senior Notes, due March 15, 2019 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	9.70%
Debt instrument, maturity date	Mar. 15, 2019
9.0% Senior Notes due April 15, 2019 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt instrument, maturity date	Apr. 15, 2019
4.15% Senior Notes due October 1, 2020 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.15%
Debt instrument, maturity date	Oct. 01, 2020
Senior Notes 4.65% Due June 1, 2021 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.65%
Debt instrument, maturity date	Jun. 01, 2021
Senior Notes 5.20% Due February 1, 2022 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.20%
Debt instrument, maturity date	Feb. 01, 2022
3.6% Senior Notes due February 1, 2023 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Debt instrument, maturity date	Feb. 01, 2023
4.9% Senior Notes due February 1, 2024 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.90%
Debt instrument, maturity date	Feb. 01, 2024
6.625% Senior Notes, due October 15, 2036 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.625%
Debt instrument, maturity date	Oct. 15, 2036
7.5% Senior Notes, due July 1, 2038 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt instrument, maturity date	Jul. 01, 2038
Senior Notes 6.05% Due June 1, 2041 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.05%
Debt instrument, maturity date	Jun. 01, 2041
Senior Notes 6.50% Due February 1, 2042 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Debt instrument, maturity date	Feb. 01, 2042
5.15% Senior Notes due February 1, 2043 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.15%
Debt instrument, maturity date	Feb. 01, 2043
5.95% Senior Notes due October 1, 2043 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.95%
Debt instrument, maturity date	Oct. 01, 2043
ETP Revolving Credit Facility, due October 27, 2016 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage
Debt instrument, maturity date	Oct. 27, 2016
6.05% Senior Notes, due August 15, 2013 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.05%
Debt instrument, maturity date	Aug. 15, 2013
6.20% Senior Notes, due November 1, 2017 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.20%
Debt instrument, maturity date	Nov. 01, 2017
7.00% Senior Notes, due June 15, 2018 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt instrument, maturity date	Jun. 15, 2018
8.125% Senior Notes, due June 1, 2019 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.125%
Debt instrument, maturity date	Jun. 01, 2019
7.00% Senior Notes, due July 15, 2029 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt instrument, maturity date	Jul. 15, 2029
Term Loan due February 23, 2015 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.84%
Debt instrument, maturity date	Feb. 23, 2015
9.375% Senior Notes due June 1, 2016 [Member] | Regency [Member]
Debt Instrument, Interest Rate, Stated Percentage	9.375%
Debt instrument, maturity date	Jun. 01, 2016
6.875% Senior Notes, due December 1, 2018 [Member] | Regency [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.875%
Debt instrument, maturity date	Dec. 01, 2018
5.75% Senior Notes due September 1, 2020 [Member] | Regency [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Debt instrument, maturity date	Sep. 01, 2020
6.5% Senior Notes, due July 15, 2021 [Member] | Regency [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Debt instrument, maturity date	Jul. 15, 2021
5.5% Senior Notes, due April 15, 2023 [Member] | Regency [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Debt instrument, maturity date	Apr. 15, 2023
4.5% Senior Notes due November 1, 2023 [Member] | Regency [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt instrument, maturity date	Nov. 01, 2023
Revolving Credit Facility [Member] | Regency [Member]
Debt instrument, maturity date	May 01, 2018
7.60% Senior Notes, due February 1, 2024 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.60%
Debt instrument, maturity date	Feb. 01, 2024
7.60% Senior Notes, due February 1, 2024 [Member] | Southern Union [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.60%
Debt instrument, maturity date	Feb. 01, 2024
8.25% Senior Notes, due November 14, 2029 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Debt instrument, maturity date	Nov. 15, 2029
8.25% Senior Notes, due November 14, 2029 [Member] | Southern Union [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Debt instrument, maturity date	Nov. 14, 2029
7.2% Junior Subordinated Notes due November 21, 2066 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.20%
Debt instrument, maturity date	Nov. 01, 2066
7.2% Junior Subordinated Notes due November 21, 2066 [Member] | Southern Union [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.20%
Debt instrument, maturity date	Nov. 01, 2066
Southern Union Revolving Credit Facility, due May 20, 2016 [Member] | Southern Union [Member]
Debt Instrument, Interest Rate, Stated Percentage
Debt instrument, maturity date	May 20, 2016
4.875% Senior Notes, due 2014 [Member] | Sunoco [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt instrument, maturity date	Oct. 15, 2014
9.625% Senior Notes, due 2015 [Member] | Sunoco [Member]
Debt Instrument, Interest Rate, Stated Percentage	9.625%
Debt instrument, maturity date	Apr. 15, 2015
5.75% Senior Notes, due 2017 [Member] | Sunoco [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Debt instrument, maturity date	Jan. 15, 2017
9.00% Debentures, due 2024 [Member] | Sunoco [Member]
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt instrument, maturity date	Nov. 01, 2024
8.75% Senior Notes, due February 15, 2014 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.75%
Debt instrument, maturity date	Feb. 15, 2014
6.125% Senior Notes, due May 15, 2016 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt instrument, maturity date	May 15, 2016
5.50% Senior Notes, due February 15, 2020 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Debt instrument, maturity date	Feb. 15, 2020
Senior Note 4.65% Due February 15, 2022 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.65%
Debt instrument, maturity date	Feb. 15, 2022
3.45% Senior Notes due January 2023 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.45%
Debt instrument, maturity date	Jan. 15, 2023
6.85% Senior Notes, due February 15, 2040 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.85%
Debt instrument, maturity date	Feb. 15, 2040
Senior Note 6.10%, due February 15, 2042 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.10%
Debt instrument, maturity date	Feb. 15, 2042
4.95% Senior Notes due January 2043 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.95%
Debt instrument, maturity date	Jan. 15, 2043
Sunoco Logistics $200 million Revolving Credit Facility, due August 21, 2014 [Member] | Sunoco Logistics [Member]
Debt instrument, maturity date	Aug. 21, 2014
Sunoco Logistics $35 million Revolving Credit Facility, due April 30, 2015 [Member] | Sunoco Logistics [Member]
Debt instrument, maturity date	Apr. 30, 2015
Sunoco Logistics $350 million Revolving Credit Facility, due August 22, 2016 [Member] | Sunoco Logistics [Member]
Debt instrument, maturity date	Aug. 22, 2016
Sunoco Logistics $1.5 billion Revolving Credit Facility, due November 1, 2018 [Member] | Sunoco Logistics [Member]
Debt instrument, maturity date	Nov. 01, 2018
5.39% Senior Unsecured Notes, due November 17, 2014 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.39%
Debt instrument, maturity date	Nov. 17, 2014
5.54% Senior Unsecured Notes, due November 17, 2016 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.54%
Debt instrument, maturity date	Nov. 17, 2016
5.64% Senior Unsecured Notes, due May 24, 2017 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.64%
Debt instrument, maturity date	May 24, 2017
5.36% Senior Unsecured Notes, due December 9, 2020 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.36%
Debt instrument, maturity date	Dec. 09, 2020
5.89% Senior Unsecured Notes, due May 24, 2022 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.89%
Debt instrument, maturity date	May 24, 2022
5.66% Senior Unsecured Notes, due December 9, 2024 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.66%
Debt instrument, maturity date	Dec. 09, 2024
6.16% Senior Unsecured Notes, due May 24, 2037 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.16%
Debt instrument, maturity date	May 24, 2037